Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Derivative financial instruments	Derivative financial instruments
In the normal course of business the group enters into derivative financial instruments (derivatives) to manage its normal business exposures in relation to commodity prices, foreign currency exchange rates and interest rates, including management of the balance between floating rate and fixed rate debt, consistent with risk management policies and objectives. An outline of the group’s financial risks and the objectives and policies pursued in relation to those risks is set out in Note 28. Additionally, the group has a well-established entrepreneurial trading operation that is undertaken in conjunction with these activities using a similar range of contracts.
For information on significant estimates and judgements made in relation to the valuation of derivatives see Derivative financial instruments within Note 1.
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily) payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps, forwards and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
29. Derivative financial instruments – continued
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.

				$ million
		2021		2020
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	272	(643)	858	(694)
Oil price derivatives	2,192	(1,567)	1,519	(1,093)
Natural gas price derivatives	6,823	(8,273)	6,406	(5,489)
Power price derivatives	3,105	(2,966)	1,258	(1,037)
Other derivatives	10	—	7	—
	12,402	(13,449)	10,048	(8,313)
Embedded derivatives
Other embedded derivatives	—	(7)	1	(7)
	—	(7)	1	(7)
Cash flow hedges
Currency forwards	1	—	4	—
Gas price futures	—	—	—	—
	1	—	4	—
Fair value hedges
Currency swaps	326	(465)	2,614	(82)
Interest rate swaps	21	—	80	—
	347	(465)	2,694	(82)
	12,750	(13,921)	12,747	(8,402)
Of which – current	5,744	(7,565)	2,992	(2,998)
– non-current	7,006	(6,356)	9,755	(5,404)
Derivatives held for trading
The group maintains active trading positions in a variety of derivatives. The contracts may be entered into for risk management purposes, to satisfy supply requirements or for entrepreneurial trading. Certain contracts are classified as held for trading, regardless of their original business objective, and are recognized at fair value with changes in fair value recognized in the income statement. Trading activities are undertaken by using a range of contract types in combination to create incremental gains by arbitraging prices between markets, locations and time periods. The net of these exposures is monitored using market value-at-risk techniques as described in Note 28.
The following tables show further information on the fair value of derivatives and other financial instruments held for trading purposes.
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	168	52	1	1	—	50	272
Oil price derivatives	1,544	429	167	47	4	1	2,192
Natural gas price derivatives	2,678	847	547	456	368	1,927	6,823
Power price derivatives	1,322	553	285	174	124	647	3,105
Other derivatives	—	7	—	—	—	3	10
	5,712	1,888	1,000	678	496	2,628	12,402

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	153	9	3	2	2	689	858
Oil price derivatives	1,159	197	90	63	7	3	1,519
Natural gas price derivatives	1,210	731	596	525	476	2,868	6,406
Power price derivatives	425	223	161	107	76	266	1,258
Other derivatives	—	—	7	—	—	—	7
	2,947	1,160	857	697	561	3,826	10,048
29. Derivative financial instruments – continued
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(191)	(2)	(13)	(5)	(173)	(259)	(643)
Oil price derivatives	(1,340)	(179)	(39)	(7)	(2)	—	(1,567)
Natural gas price derivatives	(4,551)	(1,053)	(460)	(351)	(282)	(1,576)	(8,273)
Power price derivatives	(1,485)	(601)	(211)	(135)	(92)	(442)	(2,966)
	(7,567)	(1,835)	(723)	(498)	(549)	(2,277)	(13,449)

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(502)	(117)	(11)	(1)	—	(63)	(694)
Oil price derivatives	(1,000)	(83)	(9)	(1)	—	—	(1,093)
Natural gas price derivatives	(1,095)	(595)	(479)	(422)	(348)	(2,550)	(5,489)
Power price derivatives	(345)	(184)	(126)	(81)	(68)	(233)	(1,037)
	(2,942)	(979)	(625)	(505)	(416)	(2,846)	(8,313)
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	63	25	4	6	1	—	99
Level 2	11,418	1,957	631	298	139	102	14,545
Level 3	888	600	510	416	382	2,731	5,527
	12,369	2,582	1,145	720	522	2,833	20,171
Less: netting by counterparty	(6,657)	(694)	(145)	(42)	(26)	(205)	(7,769)
	5,712	1,888	1,000	678	496	2,628	12,402
Fair value of derivative liabilities
Level 1	(57)	(28)	(4)	(8)	(2)	—	(99)
Level 2	(13,646)	(2,189)	(575)	(251)	(305)	(216)	(17,182)
Level 3	(521)	(312)	(289)	(281)	(268)	(2,266)	(3,937)
	(14,224)	(2,529)	(868)	(540)	(575)	(2,482)	(21,218)
Less: netting by counterparty	6,657	694	145	42	26	205	7,769
	(7,567)	(1,835)	(723)	(498)	(549)	(2,277)	(13,449)
Net fair value	(1,855)	53	277	180	(53)	351	(1,047)

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	48	9	15	3	5	1	81
Level 2	3,342	858	367	212	100	709	5,588
Level 3	739	546	552	520	493	3,548	6,398
	4,129	1,413	934	735	598	4,258	12,067
Less: netting by counterparty	(1,182)	(253)	(77)	(38)	(37)	(432)	(2,019)
	2,947	1,160	857	697	561	3,826	10,048
Fair value of derivative liabilities
Level 1	(55)	(9)	(13)	(3)	(5)	(1)	(86)
Level 2	(3,577)	(809)	(263)	(136)	(41)	(79)	(4,905)
Level 3	(492)	(414)	(426)	(404)	(407)	(3,198)	(5,341)
	(4,124)	(1,232)	(702)	(543)	(453)	(3,278)	(10,332)
Less: netting by counterparty	1,182	253	77	38	37	432	2,019
	(2,942)	(979)	(625)	(505)	(416)	(2,846)	(8,313)
Net fair value	5	181	232	192	145	980	1,735
29. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2021	191	147	(173)	5	6	176
Gains (losses) recognized in the income statement	302	410	407	(159)	1	961
Purchases	—	—	—	—	3	3
Settlements	(248)	(33)	(115)	—	—	(396)
Transfers out of level 3	(46)	10	(79)	—	—	(115)
Net fair value of contracts at 31 December 2021	199	534	40	(154)	10	629
Deferred day-one gains (losses)						961
Derivative asset (liability)						1,590

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2020	71	28	(125)	—	110	84
Gains (losses) recognized in the income statement	250	184	162	5	(71)	530
Sales	—	—	—	—	(32)	(32)
Settlements	(135)	(22)	(189)	—	—	(346)
Transfers out of level 3	5	(43)	(21)	—	(1)	(60)
Net fair value of contracts at 31 December 2020	191	147	(173)	5	6	176
Deferred day-one gains (losses)						881
Derivative asset (liability)						1,057
The amount recognized in the income statement for the year relating to level 3 held-for-trading derivatives still held at 31 December 2021 was a $755 million gain (2020 $315 million gain related to derivatives still held at 31 December 2020).
Derivative gains and losses
The group enters into derivative contracts including futures, options, swaps and certain forward sales and forward purchases contracts, relating to both currency and commodity trading activities. Gains or losses arise on contracts entered into for risk management purposes, optimization activity and entrepreneurial trading. They also arise on certain contracts that are for normal procurement or sales activity for the group but that are required to be fair valued under accounting standards. These gains and losses are included within sales and other operating revenues in the income statement. Also included within this line item are gains and losses on inventory held for trading purposes. The total amount relating to all these items was a net gain of $4,466 million. This number does not include gains and losses on the change in value of contracts which are not recognized under IFRS such as transportation and storage contracts, but does include the associated financially settled contracts. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
The group also enters into derivative contracts relating to foreign currency risk management activities including contracts that the group has entered into to manage the foreign currency exposure relating to the non-US dollar hybrid bonds to their respective first call periods. The change in the unrealized value of these contracts was a net loss of $775 million (2020 $829 million net gain and 2019 $160 million net gain). Where the derivative is economically hedging finance debt, gains and losses on such derivative contracts are included within finance costs in 2021 and in production and manufacturing expenses in previous periods. Where the derivative is managing non-US hybrid bond exposure gains and loss are included within production and manufacturing expenses. Where these gains and losses arise on derivatives hedging finance debt they are largely offset by opposing net foreign exchange differences on retranslation of the associated non-US dollar debt. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
Cash flow hedges
(i) Foreign currency risk of highly probable forecast capital expenditure
At 31 December 2021, the group held currency forwards designated as hedging instruments in cash flow hedge relationships of highly probable forecast non-US dollar capital expenditure. Note 28 outlines the group’s approach to foreign currency exchange risk management. When the highly probable forecast capital expenditure designated as a hedged item occurs, a non-financial asset is recognized and is presented within the fixed asset section of the balance sheet.
The group claims hedge accounting only for the spot value of the currency exposure in line with the strategy to fix the volatility in the spot exchange rate element. The fair value on the instrument attributable to forward points and foreign currency basis spreads is taken immediately to the income statement.
The group applies hedge accounting where there is an economic relationship between the hedged item and hedging instrument. The existence of an economic relationship is determined at inception and prospectively by comparing the critical terms of the hedging instrument and those of the hedged item. The group enters into hedging derivatives that match the currency and notional of the hedged items on a 1:1 hedge ratio basis. The hedge ratio is determined by comparing the notional amount of the derivative with the notional designated on the forecast transaction. The group determines the extent to which it hedges highly probable forecast capital expenditures on a project by project basis.
The group has identified the following sources of ineffectiveness, which are not expected to be material:
•counterparty's credit risk, the group mitigates counterparty credit risk by entering into derivative transactions with high credit quality counterparties; and
29. Derivative financial instruments – continued
•differences in settlement timing between the derivative and hedged items. The latter impacts the discount factor used in the calculation of the hedge ineffectiveness. The group mitigates differences in timing between the derivatives and hedged items by applying a rolling strategy and by hedging currency pairs from stable economies. The group's cash flow hedge designations are highly effective as the sources of ineffectiveness identified are expected to result in minimal hedge ineffectiveness.
The group has not designated any net positions as hedged items in cash flow hedges of foreign currency risk.
(ii) Commodity price risk of highly probable forecast sales
During the period the group held Henry Hub NYMEX futures designated as hedging instruments in cash flow hedge relationships of certain highly probable forecast future sales. Henry Hub NYMEX futures are subject to daily settlement, where their fair value at the end of each day is required to be cash settled, such that the carrying amount of these hedging instruments within continuing hedge relationships is always zero at the end of each day.
The group is exposed to the variability in the gas price, but only applied hedge accounting to the risk of Henry Hub price movements for a percentage of future gas sales from its BPX Energy business.
The group applied hedge accounting in relation to these highly probable future sales where there was an economic relationship between the hedged item and hedging instrument. The existence of an economic relationship was determined at inception and prospectively by comparing the critical terms of the hedging instrument and those of the hedged item. The group entered into hedging derivatives that matched the notional amounts of the hedged items on a 1:1 hedge ratio basis. The hedge ratio was determined by comparing the notional amount of the derivative with the notional amount designated on the forecast transaction.
The hedge was highly effective due to the price index of the hedging instruments matching the price index of the hedged item. The group did not designate any net positions as hedged items in cash flow hedges of commodity price risk.
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2021
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	(1)	1	—
Commodity price risk
Highly probable forecast sales	(430)	430	—

At 31 December 2020
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	4	(4)	—
Commodity price risk
Highly probable forecast sales	78	(78)	—

The tables below summarize the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2021	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	1	—	55
Commodity price risk
Highly probable forecast sales	—	—		(420)

At 31 December 2020
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	4	—	162
Commodity price risk
Highly probable forecast sales	—	—		(175)
All hedging instruments are presented within derivative financial instruments on the group balance sheet.
29. Derivative financial instruments – continued
All of the nominal amount of hedging instruments at 31 December 2021 and 2020 relating to highly probably forecast capital expenditure matures within 12 months of the relevant balance sheet date. Of the nominal amount of hedging instruments at 31 December 2021 relating to highly probably forecast sales 245 mmBtu (2020 135 mmBtu) matures within 12 months and 175 mmBtu (2020 40 mmBtu) within one to two years.

The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December.

	Weighted average price/rate
	2021		2020
At 31 December	Forecast capital expenditure	Forecast sales	Forecast capital expenditure	Forecast sales
Sterling/US dollar	1.33		1.35
Korean won/US dollar	—		1,174.47
Henry Hub $/mmBtu		3.24		2.88
Fair value hedges
At 31 December 2021, the group held interest rate and cross-currency interest rate swap contracts as fair value hedges of the interest rate risk and foreign currency risk arising from group fixed rate debt issuances. Note 28 outlines the group’s approach to interest rate and foreign currency exchange risk management. The interest rate swaps are used to convert US dollar denominated fixed rate borrowings into floating rate debt. The cross-currency interest rate swaps are used to convert sterling, euro, Swiss franc, Canadian dollar and Norwegian krone denominated fixed rate borrowings into US dollar floating rate debt. The group manages all risks derived from debt issuance, such as credit risk, however, the group applies hedge accounting only to certain components of interest rate and foreign currency risk in order to minimize hedge ineffectiveness. The interest rate and foreign currency exposures are identified and hedged on an instrument-by-instrument basis. For interest rate exposures, the group designates as a fair value hedge the benchmark interest rate component only. This is an observable and reliably measurable component of interest rate risk.
All of the fair value hedge accounting relationships currently in place are directly affected by interest rate benchmark reform. The group's swaps which reference interest rates are primarily exposed to 3 month USD LIBOR. For all of the swaps that reference Inter-Bank Offered Rates (IBORs), ISDA fallback clauses to amend derivatives on the cessation of LIBOR are already available as bp and its counterparties have adhered to the protocol. The nominal amounts of the applicable hedging instruments represent the extent of the risk exposure bp manages for financial derivatives designated in fair value hedge relationships that is directly affected by the interest rate benchmark reform. These are disclosed in the table below. The interest rate benchmark reform does not change the risk management strategy for fair value hedges.
Uncertainty around the method and timing of transition from IBORs to alternative risk-free rates (RfRs) may impact the assessment of whether hedge accounting can be applied to certain hedging relationships. However, the temporary reliefs provided by IFRS 9 allow bp to assume that in the event that significant uncertainty around the reform arises:
•the interest rate benchmark component of fair value hedges only needs to be assessed as separately identifiable at initial designation; and
•the interest rate benchmark is not altered for the purposes of assessing the economic relationship between the hedged item and the hedging instrument for fair value hedges.
The reliefs above will continue to apply until the uncertainty arising from the interest benchmark reform with respect to the timing and amount of the underlying cash flows to which the group is exposed ends. The group expects this uncertainty to continue until either the ISDA fallback clauses are activated in June 2023 or the contracts that reference IBORs are modified replacing the IBOR benchmark rate with a risk free rate. The group's assumption is that any modifications to swaps will meet the 'economically equivalent' criteria with contractual changes restricted to only those changes necessary to replace the benchmark rate with a risk free rate.
At 31 December 2021 the reliefs apply and bp continues to monitor regulatory and market developments as it manages the contractual transition.

For foreign currency exposures, the group excludes from the designation the foreign currency basis spread component implicit in the cross-currency interest rate swaps. This is separately calculated at hedge designation, is recognized in other comprehensive income over the life of the hedge and amortized to the income statement on a straight-line basis, in accordance with the group’s policy on costs of hedging.
The group applies hedge accounting where there is an economic relationship between the hedged item and the hedging instrument. The existence of an economic relationship is determined initially by comparing the critical terms of the hedging instrument and those of the hedged item and it is prospectively assessed using linear regression analysis. The group issues fixed rate debt and enters into interest rate and cross-currency interest rate swaps with critical terms that match those of the debt and on a 1:1 hedge ratio basis. The hedge ratio is determined by comparing the notional amount of the derivative with the notional amount of the debt. The hedge relationship is designated for the full term and notional value of the debt. Both the hedging instrument and the hedged item are expected to be held to maturity.
The group has identified the following sources of ineffectiveness, which are not expected to be material:
•derivative counterparty’s credit risk which is not offset by the hedged item. This risk is mitigated by entering into derivative transactions only with high credit quality counterparties; and
•sensitivity to interest rate between the hedged item and the derivatives. This is driven by differences in payment frequencies between the instrument and the bond.
29. Derivative financial instruments – continued
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period. The signage convention for changes in fair value presented in this table is consistent with that presented in Note 26.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2021
Fair value hedges
Interest rate risk on finance debt	54	(54)	—
Interest rate and foreign currency risk on finance debt	2,565	(2,460)	(105)

At 31 December 2020
Fair value hedges
Interest rate risk on finance debt	(258)	258	—
Interest rate and foreign currency risk on finance debt	(2,743)	2,549	194
The tables below summarize the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2021	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	21	—	1,102
Interest rate and foreign currency risk on finance debt	326	(465)	18,880

At 31 December 2020
Fair value hedges
Interest rate risk on finance debt	80	—	4,104
Interest rate and foreign currency risk on finance debt	2,614	(82)	23,313
All hedging instruments are presented within derivative financial instruments on the group balance sheet. In 2021 ineffectiveness arising on fair value hedges is included within finance costs in the income statement. In 2020 ineffectiveness arising on fair value hedges was included within the production and manufacturing expenses section of the income statement.
The tables below summarize the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

								$ million
At 31 December 2021	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	713	—	219	—	170	—	—	1,102
Interest rate and foreign currency risk on finance debt	715	1,426	2,377	2,114	2,400	4,471	5,377	18,880

At 31 December 2020
Fair value hedges
Interest rate risk on finance debt	2,705	996	—	227	—	176	—	4,104
Interest rate and foreign currency risk on finance debt	737	1,056	2,039	3,175	2,804	8,587	4,915	23,313

The table below summarizes the weighted average floating interest rate and the weighted average exchange rates in relation to the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

At 31 December		2021		2020
	Interest rate swaps	Cross-currency interest rate swaps	Interest rate swaps	Cross-currency interest rate swaps
Interest rate	0.31%	1.91%	0.58%	1.88%
Sterling/US dollar		1.36		1.33
Euro/US dollar		1.13		1.14
Canadian dollar/US dollar		0.78		0.78
29. Derivative financial instruments – continued
The tables below summarize the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2021	Assets	Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt	—	(1,170)	—	(22)	(524)
Interest rate and foreign currency risk on finance debt	—	(18,837)	—	(94)	—

At 31 December 2020
Fair value hedges
Interest rate risk on finance debt	—	(4,196)	—	(81)	(775)
Interest rate and foreign currency risk on finance debt	—	(23,253)	—	(938)	—
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 31.

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2021	12	41	(651)	(106)	(704)
Recognized in other comprehensive income
Cash flow hedges marked to market	1	(430)	—	—	(429)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	255	—	—	255
Costs of hedging marked to market	—	—	—	(105)	(105)
Costs of hedging reclassified to the income statement	—	—	—	21	21
	1	(175)	—	(84)	(258)
Cash flow hedges transferred to the balance sheet	(10)	—	—	—	(10)
At 31 December 2021	3	(134)	(651)	(190)	(972)

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2020	(1)	—	(651)	(170)	(822)
Recognized in other comprehensive income
Cash flow hedges marked to market	7	78	—	—	85
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(37)	—	—	(37)
Costs of hedging marked to market	—	—	—	42	42
Costs of hedging reclassified to the income statement	—	—	—	22	22
	7	41	—	64	112
Cash flow hedges transferred to the balance sheet	6	—	—	—	6
At 31 December 2020	12	41	(651)	(106)	(704)
[a] See Note 31 for further information on the cash flow hedge reserve relating to the purchase of equity.
Substantially all of the cash flow hedge reserve balances and all of the amounts reclassified from the cash flow hedge reserve into profit or loss during the year relate to continuing hedge relationships. Amounts deferred in the cash flow hedge reserve that have been reclassified to profit or loss are presented in sales and other operating revenues in the income statement.
Costs of hedging relates to the foreign currency basis spreads of hedging instruments used to hedge the group's interest rate and foreign currency risk on debt which is a time-period related item.